Schedule of Deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	R$ 2,268,280
Noncurrent assets, recognized in income	(3,955)
Noncurrent assets, reclassification	17,116	R$ (81,971)
Noncurrent assets, ending		2,268,280
Noncurrent assets, recognized comprehensive income		92,190
Noncurrent liabilities, others	(146,943)
Noncurrent assets, beginning		2,268,280
[custom:DeferredIncomeTaxAndSocialContributionNoncurrentAssets1-1]		2,068,337
[custom:DeferredIncomeTaxAndSocialContributionNoncurrentAssetsRecognizedInIncome1]		189,724
[custom:DeferredIncomeTaxAndSocialContributionNoncurrentAssetsRecognizedInOtherComprehensiveIncome1]	(93,881)
[custom:DeferredIncomeTaxAndSocialContributionNoncurrentAssets1-2]	2,040,617
Noncurrent liabilities, beginning	1,561,514	1,350,137
Noncurrent liabilities, recognized in income	786,451	214,620
Noncurrent liabilities, ending	2,442,186	1,561,514
[custom:NoncurrentLiabilitiesEffectsOfApplyingNewIfrs]		(3,243)
[custom:NoncurrentLiabilitiesOthers]	94,221
Net, beginning	706,766	718,200
Net, recognized in income	(790,406)	(24,896)
Net, reclassification	17,116	(78,728)
Net, recognized comprehensive income		92,190
Net, Others	(241,164)
Net, ending	(401,569)	706,766
Assets presented in the Statement of Financial Position	1,191,104	1,011,866
Assets presented in the Statement of Financial Position	963,259	1,191,104
Liabilities presented in the Statement of Financial Position	(484,338)	(293,666)
Liabilities presented in the Statement of Financial Position	(1,364,828)	(484,338)
Discontinued operation	148,005
Consolidation of Vilas	94,221
Reclassification to Assets held for sale	17,116
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	499,375	516,752
Noncurrent assets, recognized in income	7,291	(4,391)
Noncurrent assets, reclassification	(2,205)	(12,986)
Noncurrent assets, ending	504,461	499,375
Noncurrent assets, beginning	504,461	499,375
Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	507,032	405,414
Noncurrent assets, recognized in income	(766)	7,845
Noncurrent assets, reclassification	16,875	1,583
Noncurrent assets, ending	429,260	507,032
Noncurrent assets, recognized comprehensive income	(93,881)	92,190
Noncurrent assets, beginning	429,260	507,032
Impairment Of Assets [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	310,606	385,467
Noncurrent assets, recognized in income	(6,456)	(45,146)
Noncurrent assets, reclassification	(1,753)	(29,715)
Noncurrent assets, ending	302,397	310,606
Noncurrent assets, beginning	302,397	310,606
Research and development and energy efficiency programs
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	152,498	165,331
Noncurrent assets, recognized in income	(13,649)	(12,833)
Noncurrent assets, ending	138,849	152,498
Noncurrent assets, beginning	138,849	152,498
Tax losses and negative tax basis
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	215,389	98,242
Noncurrent assets, recognized in income	54,416	146,469
Noncurrent assets, reclassification	1,210	(29,322)
Noncurrent assets, ending	123,010	215,389
Noncurrent liabilities, others	(148,005)
Noncurrent assets, beginning	123,010	215,389
Provision For Performance And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	160,459	52,115
Noncurrent assets, recognized in income	(45,866)	108,344
Noncurrent assets, ending	114,593	160,459
Noncurrent assets, beginning	114,593	160,459
Allowance for doubtful accounts
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	123,182	131,821
Noncurrent assets, recognized in income	(21,476)	(6,889)
Noncurrent assets, reclassification	(2,994)	(1,750)
Noncurrent assets, ending	98,712	123,182
Noncurrent assets, beginning	98,712	123,182
Social Security Contributions Injunction On Judicial Deposit [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	70,992	71,200
Noncurrent assets, recognized in income	3,673	2,745
Noncurrent assets, reclassification	78	(2,953)
Noncurrent assets, ending	74,743	70,992
Noncurrent assets, beginning	74,743	70,992
Amortization - concession
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	47,209	58,344
Noncurrent assets, recognized in income	5,220	(11,135)
Noncurrent assets, ending	52,429	47,209
Noncurrent assets, beginning	52,429	47,209
Voluntary Retirement Program [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	10,815	958
Noncurrent assets, recognized in income	13,493	9,857
Noncurrent assets, ending	24,308	10,815
Noncurrent assets, beginning	24,308	10,815
Concession Contracts [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	21,061	22,353
Noncurrent assets, recognized in income	(1,292)	(1,292)
Noncurrent assets, ending	19,769	21,061
Noncurrent liabilities, others	94,221
Noncurrent assets, beginning	19,769	21,061
Noncurrent liabilities, beginning	900,505	711,831
Noncurrent liabilities, recognized in income	808,372	188,674
Noncurrent liabilities, ending	1,803,098	900,505
Other [Member]
IfrsStatementLineItems [Line Items]
Noncurrent assets, beginning	149,662	160,340
Noncurrent assets, recognized in income	1,457	(3,850)
Noncurrent assets, reclassification	5,905	(6,828)
Noncurrent assets, ending	158,086	149,662
Noncurrent liabilities, others	1,062
Noncurrent assets, beginning	158,086	149,662
Noncurrent liabilities, beginning	31,951	42,577
Noncurrent liabilities, recognized in income	(20,343)	(10,626)
Noncurrent liabilities, ending	11,608	31,951
Deemed Cost Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	350,491	381,209
Noncurrent liabilities, recognized in income	(23,994)	(30,718)
Noncurrent liabilities, ending	326,497	350,491
Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	117,682	70,945
Noncurrent liabilities, recognized in income	(12,178)	46,737
Noncurrent liabilities, ending	105,504	117,682
Accelerated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	75,955	50,322
Noncurrent liabilities, recognized in income	26,369	25,633
Noncurrent liabilities, ending	102,324	75,955
Escrow Deposits Monetary Variation [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	61,727	61,145
Noncurrent liabilities, recognized in income	3,392	1,787
Noncurrent liabilities, ending	65,119	61,727
[custom:NoncurrentLiabilitiesEffectsOfApplyingNewIfrs]		(1,205)
Transaction Cost On Borrowings And Debentures [Member]
IfrsStatementLineItems [Line Items]
Noncurrent liabilities, beginning	23,203	32,108
Noncurrent liabilities, recognized in income	4,833	(6,867)
Noncurrent liabilities, ending	R$ 28,036	23,203
[custom:NoncurrentLiabilitiesEffectsOfApplyingNewIfrs]		R$ (2,038)